Mezzanine Equity - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)
Redeemable Noncontrolling Interest [Line Items]
Carrying amount			¥ 73,980
Temporary equity accretion to redemption value adjustment	¥ 15,457	$ 2,177	4,599	¥ 0
Manyun Cold Chain [Member]
Redeemable Noncontrolling Interest [Line Items]
Carrying amount			¥ 73,980
Redeemable Convertible Preferred Stock [Member] | Smart Cold Chain Freight Limited [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary equity stock issued during period shares new issues | shares	7,259,939	7,259,939	12,498,880
Redeemable convertible preferred shares total consideration	¥ 112,000		¥ 71,000
Accrued Liabilities and Other Liabilities Current [Member] | Redeemable Convertible Preferred Stock [Member] | Smart Cold Chain Freight Limited [Member]
Redeemable Noncontrolling Interest [Line Items]
Prepayment proceeds from issuance of redeemable convertible preferred stock	¥ 90,000